Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies
NOTE 20 – CONTINGENCIES
Litigation and Regulatory Matters
In the ordinary course of business, the Company and its subsidiaries are subject to regulatory examinations, investigations, and requests for information, and are also parties to numerous civil claims and lawsuits. Some of these matters involve claims for substantial amounts. The Company’s experience has shown that the damages alleged by plaintiffs or claimants are often overstated, based on novel or unsubstantiated legal theories, unsupported by the facts, and/or bear no relation to the ultimate award that a court might grant. Additionally, the outcome of litigation and regulatory matters and the timing of ultimate resolution are inherently difficult to predict. Because of these factors, the Company typically cannot provide a meaningful estimate of the range of reasonably possible outcomes of claims in the aggregate or by individual claim. On a case-by-case basis, however, reserves are established for those legal claims in which it is probable that a loss will be incurred and the amount of such loss can be reasonably estimated. In no cases are those accrual amounts material to the financial condition of the Company. The actual costs of resolving these claims may be substantially higher or lower than the amounts reserved.
For a limited number of legal matters in which the Company is involved, the Company is able to estimate a range of reasonably possible losses. For other matters for which a loss is probable or reasonably possible, such an estimate is not possible. For those matters where a loss is both estimable and reasonably possible, management currently estimates the aggregate range of reasonably possible losses as $140 million to $250 million in excess of the accrued liability, if any, related to those matters. This estimated range of reasonably possible losses represents the estimated possible losses over the life of such legal matters, which may span a currently indeterminable number of years, and is based on information currently available as of December 31, 2011. The matters underlying the estimated range will change from time to time, and actual results may vary significantly from this estimate. Those matters for which an estimate is not possible are not included within this estimated range; therefore, this estimated range does not represent the Company’s maximum loss exposure. Based on current knowledge, it is the opinion of management that liabilities arising from legal claims in excess of the amounts currently accrued, if any, will not have a material impact to the Company’s financial condition, results of operations, or cash flows. However, in light of the significant uncertainties involved in these matters, and the large or indeterminate damages sought in some of these matters, an adverse outcome in one or more of these matters could be material to the Company’s results or cash flows for any given reporting period.
The following is a description of certain litigation and regulatory matters.

Auction Rate Securities Investigations and Claims
FINRA Auction Rate Securities Investigation
In September 2008, STRH and STIS entered into an “agreement in principle” with FINRA related to the sales and brokering of ARS by STRH and STIS. This agreement was non-binding and subject to the negotiation of a final settlement. The parties were unable to finalize this agreement and FINRA continued its investigation. Beginning in late 2008, the Company moved forward with ARS purchases from essentially the same categories of investors who would have been covered by the original agreement with FINRA as well as certain other investors not addressed by the agreement. In 2010, FINRA notified the Company that it had completed its investigation and that it intended to recommend that charges be filed against both STRH and STIS. In 2011, both STRH and STIS entered into settlement agreements with FINRA under which each firm was assessed a fine and required to provide certain other relief, but neither firm was required to repurchase any additional ARS. The aggregate amount of these fines was $5 million and these fines were paid in 2011. Since 2008, the Company has purchased ARS with par amounts totaling $617 million as a result of the FINRA investigation and recognized cumulative losses through December 31, 2011 of $113 million. The fair value of the remaining ARS purchased pursuant to the settlement, net of sales, redemptions, and calls, was approximately $37 million, $147 million, and $176 million in trading securities and $100 million, $128 million, and $156 million in securities AFS, at December 31, 2011, 2010, and 2009, respectively. The losses related to the FINRA agreement were accrued in 2008; however, during the years ended December 31, 2011 and 2010, the Company recognized gains of $33 million and $18 million relating to these ARS, respectively. Gain and loss amounts are comprised of net trading gains and net securities gains resulting primarily from sales, calls, and redemptions of both trading securities and securities AFS that were purchased from investors, as well as, net mark to market gains on positions that continue to be held by the Company. Due to the pass-through nature of these security purchases, gains and losses are included in the Corporate Other segment.

In re LandAmerica Financial Group, Inc. et al.
Two putative class action lawsuits have been filed against the Company by former customers of LandAmerica 1031 Exchange Services, Inc, (“LES”), a subsidiary of LandAmerica Financial Group, Inc. (“LFG”). The first of these actions, Arthur et al. v. SunTrust Banks, Inc. et al., was filed on January 14, 2009 in the U.S. District Court for the Southern District of California. The second of these cases, Terry et al. v. SunTrust Banks, Inc. et al., was filed on February 2, 2009 in the Court of Common Pleas, Tenth Judicial Circuit, County of Anderson, South Carolina, and subsequently removed to the U.S. District Court for the District of South Carolina. On June 12, 2009, the Multi-District Litigation (“MDL”) Panel issued a transfer order designating the U.S. District Court for the District of South Carolina, Anderson Division, as MDL Court for IRS Section 1031 Tax Deferred Exchange Litigation (MDL 2054). Plaintiffs’ allegations in these cases are that LES and certain of its officers caused them to suffer damages in connection with potential 1031 exchange transactions that were pending at the time that LES filed for bankruptcy. Essentially, Plaintiffs’ core allegation is that their damages are the result of breaches of fiduciary and other duties owed to them by LES and others, fraud, and other improper acts committed by LES and certain of its officers, and that the Company is partially or entirely responsible for such damages because it knew or should have known about the alleged wrongdoing and failed to take appropriate steps to stop the same. The Company believes that the allegations and claims made against it in these actions are both factually and legally unsupported and has filed a motion to dismiss all claims. The Court granted this motion to dismiss with prejudice on June 15, 2011. Plaintiffs have appealed this decision to the Fourth Circuit Court of Appeals.

Other ARS Claims
Since April 2008, several arbitrations and individual lawsuits have been filed against STRH and STIS by parties who purchased ARS through these entities. Broadly stated, these complaints allege that STRH and STIS made misrepresentations about the nature of these securities and engaged in conduct designed to mask some of the liquidity risk associated with them. They also allege that STRH and STIS were aware of the risks and problems associated with these securities and took steps in advance of the wave of auction failures to remove these securities from their own holdings. The claimants in these actions are seeking to recover the par value of the ARS in question as well as compensatory and punitive damages in unspecified amounts. The majority of these claims were settled during the year ended December 31, 2011. The Company reserved $7 million and $16 million as of December 31, 2011 and 2010, respectively, for estimated probable losses related to remaining other ARS claims. Losses related to the other ARS claims have been recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).

Interchange and Related Litigation
Card Association Antitrust Litigation
The Company is a defendant, along with Visa U.S.A. and MasterCard International (the “Card Associations”), as well as several other banks, in one of several antitrust lawsuits challenging the practices of the Card Association (the “Litigation”). For a discussion regarding the Company’s involvement in the Litigation matter, refer to Note 18, “Reinsurance Arrangements and Guarantees.”

In re ATM Fee Antitrust Litigation
The Company is a defendant in a number of antitrust actions that have been consolidated in federal court in San Francisco, California under the name In re ATM Fee Antitrust Litigation, Master File No. C04-2676 CR13. In these actions, Plaintiffs, on behalf of a class, assert that Concord EFS and a number of financial institutions have unlawfully fixed the interchange fee for participants in the Star ATM Network. Plaintiffs claim that Defendants’ conduct is illegal under Section 1 of the Sherman Act. Plaintiffs initially asserted the Defendants’ conduct was illegal per se. In August 2007, Concord and the bank defendants filed motions for summary judgment on Plaintiffs’ per se claim. In March 2008, the Court granted the motions on the ground that Defendants’ conduct in setting an interchange fee must be analyzed under the rule of reason. The Court certified this question for interlocutory appeal, and the Court of Appeals for the Ninth Circuit rejected Plaintiffs’ petition for permission to appeal on August 13, 2008. Plaintiffs subsequently filed a Second Amended Complaint in which they asserted a rule of reason claim. This complaint was dismissed by the Court as well, but Plaintiffs were given leave to file another amended complaint. Plaintiffs filed yet another complaint and Defendants moved to dismiss the same. The Court granted this motion in part by dismissing one of the Plaintiffs two claims-–but denied the motion as to one claim. On September 16, 2010, the Court granted the Defendants’ motion for summary judgment as to the remaining claim on the grounds that Plaintiffs lack standing to assert that claim. Plaintiffs have filed an appeal of this decision with the Ninth Circuit Court of Appeals and the parties are awaiting that court's decision.

Overdraft Fee Cases
The Company has been named as a defendant in two putative class actions relating to the imposition of overdraft fees on customer accounts. The first such case, Buffington et al. v. SunTrust Banks, Inc. et al. was filed in Fulton County Superior Court on May 6, 2009. This action was removed to the U.S. District Court for the Northern District of Georgia, Atlanta Division on June 10, 2009, and was transferred to the U.S. District Court for the Southern District of Florida for inclusion in Multi-District Litigation Case No. 2036 on December 1, 2009. Plaintiffs assert claims for breach of contract, conversion, unconscionability, and unjust enrichment for alleged injuries they suffered as a result of the method of posting order used by the Company, which allegedly resulted in overdraft fees being assessed to their joint checking account, and purport to bring their action on behalf of a putative class of “all SunTrust Bank account holders who incurred an overdraft charge despite their account having a sufficient balance of actual funds to cover all debits that have been submitted to the bank for payment, “as well as” all SunTrust account holders who incurred one or more overdraft charges based on SunTrust Bank’s reordering of charges.” Plaintiffs seek restitution, damages, expenses of litigation, attorneys’ fees, and other relief deemed equitable by the Court. The Company filed a Motion to Dismiss and Motion to Compel Arbitration and both motions were denied. The denial of the motion to compel arbitration was appealed to the Eleventh Circuit Court of Appeals. The Eleventh Circuit remanded this matter back to the District Court with instructions to the District Court to review its prior ruling in light of the Supreme Court’s decision in AT&T Mobility LLC v. Concepcion. The District Court has since denied SunTrust's motion to compel arbitration for different reasons and SunTrust is in the process of appealing this decision to the Eleventh Circuit.
The second of these cases, Bickerstaff v. SunTrust Bank, was filed in the Fulton County State Court on July 12, 2010 and an amended complaint was filed on August 9, 2010. Plaintiff asserts that all overdraft fees charged to his account which related to debit card and ATM transactions are actually interest charges and therefore subject to the usury laws of Georgia. Plaintiff has brought claims for violations of civil and criminal usury laws, conversion, and money had and received, and purports to bring the action on behalf of all Georgia citizens who have incurred such overdraft fees within the last four years where the overdraft fee resulted in an interest rate being charged in excess of the usury rate. SunTrust has filed a motion to compel arbitration and that motion is pending.

SunTrust Mortgage, Inc. v United Guaranty Residential Insurance Company of North Carolina
STM filed a suit in the Eastern District of Virginia in July of 2009 against United Guaranty Residential Insurance Company of North Carolina (“UGRIC”) seeking payment involving denied mortgage insurance claims regarding second lien mortgages. STM’s claims are in two counts. Count One involves a common reason for denial of claims by UGRIC for a group of loans. Count Two involves a group of loans with individualized reasons for the claim denials asserted by UGRIC. The two counts filed by STM have been bifurcated for trial purposes. UGRIC has counterclaimed for declaratory relief involving interpretation of the insurance policy involving certain caps on the amount of claims covered, whether ongoing premium obligations exist after any caps are met, and the potential to accelerate any premiums that may be owed if UGRIC prevails on its counterclaim. UGRIC later disclaimed its argument for acceleration of premiums. The Court granted STM’s motion for summary judgment as to liability on Count One and, after a trial on damages, awarded STM $34 million along with $6 million in prejudgment interest on August 19, 2011. Count Two has been stayed pending final resolution of Count One. On September 13, 2011, the Court added $5 million to the judgment involving STM's claims for fees on certain issues. On UGRIC’s counterclaim, the Court agreed that UGRIC’s interpretation was correct regarding STM’s continued obligations to pay premiums in the future after coverage caps are met. However, on August 19, 2011, the Court found for STM on its affirmative defense that UGRIC can no longer enforce the contract due to its prior breaches, and consequently, denied UGRIC's request for a declaration that it was entitled to continue to collect premiums after caps are met. UGRIC has filed an appeal of the Court's rulings.

Lehman Brothers Holdings, Inc. Litigation
Beginning in October 2008, STRH, along with other underwriters and individuals, were named as defendants in several individual and putative class action complaints filed in the U.S. District Court for the Southern District of New York and state and federal courts in Arkansas, California, Texas and Washington. Plaintiffs allege violations of Sections 11 and 12 of the Securities Act of 1933 for allegedly false and misleading disclosures in connection with various debt and preferred stock offerings of Lehman Brothers Holdings, Inc. ("Lehman Brothers") and seek unspecified damages. All cases have now been transferred for coordination to the multi-district litigation captioned In re Lehman Brothers Equity/Debt Securities Litigation pending in the U.S. District Court for the Southern District of New York. Defendants filed a motion to dismiss all claims asserted in the class action. On July 27, 2011, the District Court granted in part and denied in part the motion to dismiss the class claims against STRH and the other underwriter defendants. A settlement with the class plaintiffs was approved by the Court on December 15, 2011. The class action now will go through a notice and opt-out process in which members of the class, including many of the plaintiffs in the pending individual lawsuits, will have to decide whether to participate in the class settlement or not. In the individual lawsuits for which the plaintiff decides to opt out of the class settlement, if any, the cases will move forward each on its own schedule. Motions to dismiss are either pending or will be filed in each of these cases.

Krinsk v. SunTrust Bank
This is a lender liability action in which the borrower claims that the Company has taken actions in violation of her home equity line of credit agreement and in violation of the Truth in Lending Act (“TILA”). Plaintiff filed this action in March 2009 in the U.S. District Court for the Middle District of Florida as a putative class action. The Court dismissed portions of Plaintiff’s first complaint, and she subsequently filed an amended complaint asserting breach of contract, breach of implied covenant of good faith and fair dealing, and violation of TILA. Plaintiff has filed a motion seeking to certify a class of all Florida borrowers. The Company filed its answer to the complaint, has opposed class certification, and has filed a motion to compel arbitration. The Court denied the motion to compel arbitration and this decision was appealed to the Eleventh Circuit Court of Appeals. The Eleventh Circuit reversed the District Court's ruling that SunTrust had waived its right to compel arbitration and remanded the case back to the District Court to decide the merits of SunTrust's motion to compel arbitration. In January 2012, the District Court granted SunTrust's motion to compel arbitration in this matter.

SunTrust Securities Class Action Litigation
Beginning in May 2009, the Company, STRH, SunTrust Capital IX, officers and directors of the Company, and others were named in three putative class actions arising out of the offer and sale of approximately $690 million of SunTrust Capital IX 7.875% Trust Preferred Securities (“TRUPs”) of SunTrust Banks, Inc. The complaints alleged, among other things, that the relevant registration statement and accompanying prospectus misrepresented or omitted material facts regarding the Company’s allowance for loan and lease loss reserves, the Company’s capital position, and its internal risk controls. Plaintiffs seek to recover alleged losses in connection with their investment in the TRUPs or to rescind their purchases of the TRUPs. These cases were consolidated under the caption Belmont Holdings Corp., et al., v. SunTrust Banks, Inc., et al., in the U.S. District Court for the Northern District of Georgia, Atlanta Division, and on November 30, 2009, a consolidated amended complaint was filed. On January 29, 2010, Defendants filed a motion to dismiss the consolidated amended complaint. This motion was granted, with leave to amend, on September 10, 2010. On October 8, 2010, the lead plaintiff filed an amended complaint in an attempt to address the pleading deficiencies identified in the Court’s dismissal decision. The Company filed a motion to dismiss the amended complaint on March 21, 2011. The District Court denied the motion to dismiss as to Plaintiff's claims that the Company misrepresented the adequacy of its loan loss reserves for 2007 but dismissed all other claims against the Company and limited discovery in the initial stages of the case to the question of SunTrust's subjective belief as to the adequacy of those reserves at the time of the offering. SunTrust subsequently filed a motion for reconsideration of this decision and a motion to stay discovery pending resolution of that motion. The Court granted the motion to stay and the parties are awaiting a decision on the motion for reconsideration.

SunTrust Shareholder Derivative Litigation
On September 9, 2011, the Company and several current and former executives and members of the Board were named in a shareholder derivative action filed in the Superior Court of Fulton County, Georgia, Sharon Benfield v. James M. Wells, III. et al., and on December 19, 2011, the Company and several current and former executives and members of the Board were named as defendants in a separate shareholder derivative action filed in the U.S. District Court for the Northern District of Georgia, Edward Mannato v. James M. Wells, III, et al. The plaintiffs in both of these lawsuits purport to bring their claims on behalf of and for the benefit of the Company. Generally, these lawsuits are substantially overlapping and make very broad allegations of mis-management of, and mis-representations about, the Company's exposure to loan losses and the residential real estate market leading up to and during the recent real estate and credit market crises. In both cases, the plaintiffs assert causes of action for breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The Mannato lawsuit arises out of a shareholder demand made of SunTrust in March 2008 that was the subject of an investigation conducted at the direction of a committee of independent members of the Company's Board. This committee concluded that no wrongdoing had occurred and that the interests of the Company's shareholders would not be served by pursuing the claims alleged in the plaintiff's demand. The Benfield lawsuit arises out of a shareholder demand made of SunTrust in February 2011 that is the subject of an ongoing investigation conducted at the direction of the same Board committee. The Company has filed a motion to stay this case pending the outcome of this investigation.

Colonial BancGroup Securities Litigation
Beginning in July 2009, STRH, certain other underwriters, The Colonial BancGroup, Inc. (“Colonial BancGroup”) and certain officers and directors of Colonial BancGroup were named as defendants in a putative class action filed in the U.S. District Court for the Middle District of Alabama, Northern District entitled In re Colonial BancGroup, Inc. Securities Litigation. The complaint was brought by purchasers of certain debt and equity securities of Colonial BancGroup and seeks unspecified damages. Plaintiffs allege violations of Sections 11 and 12 of the Securities Act of 1933 due to allegedly false and misleading disclosures in the relevant registration statement and prospectus relating to Colonial BancGroup’s goodwill impairment, mortgage underwriting standards, and credit quality. On August 28, 2009, The Colonial BancGroup filed for bankruptcy. The Defendants’ motion to dismiss was denied in May 2010, but the Court subsequently has ordered Plaintiffs to file an amended complaint. This amended complaint has been filed and the defendants have filed a motion to dismiss.

U.S. Department of Justice Investigation
Since late 2009, STM has been cooperating with the United States Department of Justice (“USDOJ”) in connection with an investigation relating to alleged violations of the Equal Credit Opportunity Act and the Fair Housing Act. STM recently has been informed by the USDOJ that it intends to file a lawsuit against STM in this matter if the parties are unable to reach a settlement. To the best of STM’s knowledge, the USDOJ’s allegations in this matter relate solely to prior periods and to alleged practices of STM that no longer are in effect. The parties are engaged in settlement discussions, but there may be significant disagreements about the appropriateness and validity of the methodology and analysis upon which USDOJ has based its allegations.

Consent Order with the Federal Reserve
On April 13, 2011 SunTrust Banks, Inc., SunTrust Bank, and STM entered into a Consent Order with the Federal Reserve in which SunTrust Banks, Inc., SunTrust Bank, and STM agreed to strengthen oversight of and improve risk management, internal audit, and compliance programs concerning the residential mortgage loan servicing, loss mitigation, and foreclosure activities of STM. Under the terms of the Consent Order, SunTrust Bank and STM also agreed to retain an independent consultant to conduct a review of residential foreclosure actions pending at any time during the period from January 1, 2009 through December 31, 2010 for loans serviced by STM, to identify any errors, misrepresentations or deficiencies, determine whether any instances so identified resulted in financial injury, and then make any appropriate remediation, reimbursement or adjustment. Additionally, borrowers who had a residential foreclosure action pending during this two year review period have been solicited through advertising and direct mailings to request a review by the independent consultant of their case if they believe they incurred a financial injury as a result of errors, misrepresentations, or other deficiencies in the foreclosure process. A direct mail solicitation was completed on November 28, 2011. The deadline for submitting requests for review is July 31, 2012. Reviews by the independent consultant are currently underway. Under the terms of the Consent Order, SunTrust Bank and STM also agreed, among other things, to: (a) strengthen the coordination of communications between borrowers and STM concerning ongoing loss mitigation and foreclosure activities; (b) submit a plan to enhance processes for oversight and management of third party vendors used in connection with residential mortgage servicing, loss mitigation and foreclosure activities; (c) enhance and strengthen the enterprise-wide compliance program with respect to oversight of residential mortgage loan servicing, loss mitigation and foreclosure activities; (d) ensure appropriate oversight of STM’s activities with respect to Mortgage Electronic Registration System; (e) review and remediate, if necessary, STM’s management information systems for its residential mortgage loan servicing, loss mitigation, and foreclosure activities; (f) improve the training of STM officers and staff concerning applicable law, supervisory guidance and internal procedures concerning residential mortgage loan servicing, loss mitigation and foreclosure activities, including the single point of contact for foreclosure and loss mitigation; (g) retain an independent consultant to conduct a comprehensive assessment of STM's risks, including, but not limited to, operational, compliance, transaction, legal, and reputational risks particularly in the areas of residential mortgage loan servicing, loss mitigation and foreclosure; (h) enhance and strengthen the enterprise-wide risk management program with respect to oversight of residential mortgage loan servicing, loss mitigation and foreclosure activities; and (i) enhance and strengthen the internal audit program with respect to residential loan servicing, loss mitigation and foreclosure activities. The comprehensive third party risk assessment was completed in August 2011, and the Company has begun implementation of recommended enhancements. Many of the action plans designed to complete the above enhancements were accepted by the Federal Reserve during the fourth quarter of 2011 and are currently in implementation. The full text of the Consent Order is available on the Federal Reserve’s website and is filed as Exhibit 10.25 to this Form 10-K.
The Company completed an internal review of STM’s residential foreclosure processes, and as a result of the review, steps have been taken and continue to be taken, to improve upon those processes. As discussed above, the Consent Order requires the Company to retain an independent consultant to conduct a review of residential foreclosure actions pending during 2009 and 2010. Until the results of that review are known, the Company cannot reasonably estimate financial reimbursements or adjustments. As a result of the Federal Reserve’s review of the Company’s residential mortgage loan servicing and foreclosure processing practices that preceded the Consent Order, the Federal Reserve announced that it would impose a civil money penalty. At this time, no such penalty has been imposed, and the amount and terms of such a potential penalty have not been finally determined. The Company's accrual for expected costs related to a potential settlement with the U.S. and the States Attorneys General regarding certain mortgage servicing claims (which is discussed below at "United States and States Attorneys General Mortgage Servicing Claims") includes the expected incremental costs (if any) of a civil money penalty relating to the Consent Order.

A Financial Guaranty Insurance Company
The Company is engaged in settlement negotiations with a financial guaranty insurance company relating to second lien mortgage loan repurchase claims for a securitization that the financial guaranty insurance company guaranteed under an insurance policy. The financial guaranty insurance company’s allegations in this matter generally are that it has paid claims as a result of defaults in the underlying loans and that some of these losses are the result of breaches of representations and warranties made in the documents governing the transaction in question.

Putative ERISA Class Actions
Company Stock Class Action
Beginning in July 2008, the Company, officers and directors of the Company, and certain other Company employees were named in a putative class action alleging that they breached their fiduciary duties under ERISA by offering the Company's common stock as an investment option in the SunTrust Banks, Inc. 401(k) Plan (the “Plan”). The plaintiffs purport to represent all current and former Plan participants who held the Company stock in their Plan accounts from May 2007 to the present and seek to recover alleged losses these participants supposedly incurred as a result of their investment in Company stock.
The Company Stock Class Action was originally filed in the U.S. District Court for the Southern District of Florida, but was transferred to the U.S. District Court for the Northern District of Georgia, Atlanta Division, (the “District Court”) in November 2008.
On October 26, 2009, an amended complaint was filed. On December 9, 2009, defendants filed a motion to dismiss the amended complaint. On October 25, 2010, the District Court granted in part and denied in part defendants' motion to dismiss the amended complaint. Defendants and plaintiffs filed separate motions for the District Court to certify its October 25, 2010 order for immediate interlocutory appeal. On January 3, 2011, the District Court granted both motions.
On January 13, 2011, defendants and plaintiffs filed separate petitions seeking permission to pursue interlocutory appeals with the U.S. Court of Appeals for the Eleventh Circuit (“the Circuit Court”). On April 14, 2011, the Circuit Court granted defendants and plaintiffs permission to pursue interlocutory review in separate appeals. On September 6, 2011, briefing in the separate appeals concluded. The Circuit Court has not set a date for oral arguments.

Mutual Funds Class Action
On March 11, 2011, the Company, officers and directors of the Company, and certain other Company employees were named in a putative class action alleging that they breached their fiduciary duties under ERISA by offering certain STI Classic Mutual Funds as investment options in the Plan. The plaintiff purports to represent all current and former Plan participants who held the STI Classic Mutual Funds in their Plan accounts from April 2002 through December 2010 and seeks to recover alleged losses these Plan participants supposedly incurred as a result of their investment in the STI Classic Mutual Funds.
The Affiliated Funds Class Action is pending in the U.S. District Court for the Northern District of Georgia, Atlanta Division (the “District Court”). On June 6, 2011, plaintiff filed an amended complaint. On June 20, 2011, defendants filed a motion to dismiss the amended complaint. On July 25, 2011, briefing on the motion to dismiss concluded, and the motion remains pending.

Metropolitan Bank Group, Inc. v. SunTrust Robinson Humphrey, Inc.
On March 8, 2011, SunTrust Robinson Humphrey (“STRH”) was served with a notice of claim initiating a FINRA arbitration against the Company and one employee by Metropolitan Bank Group, Inc. In this case, the plaintiff alleges that it purchased approximately $80 million in preferred securities through STRH on which it suffered significant losses. The plaintiff alleges that it subsequently was informed by its primary regulator that it was not permitted to own certain of these securities and that STRH was or should have been aware of that fact. The plaintiff also alleges that certain of the securities in question were not suitable for it because they were too risky. The plaintiff has asserted causes of action for negligence, breach of fiduciary duty, and violation of FINRA rules. The arbitration hearing in this case is scheduled for May 2012.

SunTrust Mortgage Reinsurance Class Actions
STM and Twin Rivers Insurance Company ("Twin Rivers") have been named as defendants in two putative class actions alleging that the companies entered into illegal “captive reinsurance” arrangements with private mortgage insurers. More specifically, plaintiffs allege that SunTrust’s selection of private mortgage insurers who agree to reinsure loans referred to them by SunTrust with Twin Rivers results in illegal “kickbacks” in the form of the insurance premiums paid to Twin Rivers. Plaintiffs contend that this arrangement violates the Real Estate Settlement Procedures Act (“RESPA”) and results in unjust enrichment to the detriment of borrowers. The first of these cases, Thurmond, Christopher, et al. v. SunTrust Banks, Inc. et al., was filed in February 2011 in the U.S. District Court for the Eastern District of Pennsylvania. This case currently has been stayed by the Court pending the outcome of Edwards v. First American Financial Corporation, a captive reinsurance case currently pending before the U.S. Supreme Court. The second of these cases, Acosta, Lemuel & Maria Ventrella et al. v. SunTrust Bank, SunTrust Mortgage, Inc., et al., was filed in the U.S. District Court for the Central District of California in December 2011. The Company intends to seek to have this case stayed pending a decision in the Edwards case also.

United States and States Attorneys General Mortgage Servicing Claims
In January, 2012, the Company commenced discussions related to a mortgage servicing settlement with the U.S., through the Department of Justice, and Attorneys General for several states regarding various potential claims relating to the Company's mortgage servicing activities. While these discussions are in the preliminary stages and the Company has not reached any agreement with such parties, the Company estimates that the cost of resolving these and potential similar claims, including the costs of such a settlement, borrower-specific actions, and/or legal matters to defend such claims if they are not settled, will be approximately $120 million, pre-tax, ($81 million, after-tax), and the Company has accrued this expense in the 2011 financial results of the Company. Notwithstanding the fact that the Company did not enter into material discussions until 2012, applicable accounting standards required that this estimate be reflected in the Company's financial results as of, and for the year ended, December 31, 2011 because the facts underlying such claims existed as of December 31, 2011. See Note 25, "Subsequent Event," for additional discussion.